Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Series C Convertible Preferred Stock
Preferred stock, issuance costs	$ 121	$ 213	$ 15	$ 198
Series D Convertible Preferred Stock
Preferred stock, issuance costs			$ 120